Other Assets - Customer Financing Receivables at Amortized Cost by Year of Origination (Details) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	$ 111
Financing receivable, year two		$ 54
Financing receivable, year three			$ 112
Financing receivable, year four				$ 41
Financing receivable, year five and prior					$ 14
Customer financing receivables, gross	332
Short-term portion not yet due	124
Long-term portion not yet due	111
Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	96
North America
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	31
Financing receivable, year two		26
Financing receivable, year three			7
Financing receivable, year four				0
Financing receivable, year five and prior					2
Customer financing receivables, gross	67
Short-term portion not yet due	35
Long-term portion not yet due	30
North America | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	2
LAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	34
Financing receivable, year two		14
Financing receivable, year three			88
Financing receivable, year four				28
Financing receivable, year five and prior					10
Customer financing receivables, gross	174
Short-term portion not yet due	47
Long-term portion not yet due	50
LAC | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	77
EMEA & APAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	46
Financing receivable, year two		$ 13
Financing receivable, year three			$ 16
Financing receivable, year four				$ 13
Financing receivable, year five and prior					$ 2
Customer financing receivables, gross	91
Short-term portion not yet due	42
Long-term portion not yet due	32
EMEA & APAC | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	$ 17